Organization and Principal Activities - Schedule of Subsidiaries in Countries and Jurisdictions (Details)	6 Months Ended
Jun. 30, 2026
INLIF Limited [Member]
Schedule of Subsidiaries in Countries and Jurisdictions [Line Items]
Date of Incorporation	Jan. 04, 2023
Place of Incorporation	Cayman
% of Ownership	Parent
Principal Activities	Holding company
Yunfei BVI [Member]
Schedule of Subsidiaries in Countries and Jurisdictions [Line Items]
Date of Incorporation	Jan. 30, 2023
Place of Incorporation	BVI
Principal Activities	Holding company
% of Ownership	100.00%
Juli HK [Member]
Schedule of Subsidiaries in Countries and Jurisdictions [Line Items]
Date of Incorporation	Mar. 08, 2023
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
% of Ownership	100.00%
Fanqi HK [Member]
Schedule of Subsidiaries in Countries and Jurisdictions [Line Items]
Date of Incorporation	Dec. 30, 2022
Place of Incorporation	Hong Kong, China
Principal Activities	Holding company
% of Ownership	100.00%
Fujian INLIF [Member]
Schedule of Subsidiaries in Countries and Jurisdictions [Line Items]
Date of Incorporation	Apr. 21, 2023
Place of Incorporation	Nan’an, China
Principal Activities	Holding company
% of Ownership	100.00%
Ewatt [Member]
Schedule of Subsidiaries in Countries and Jurisdictions [Line Items]
Date of Incorporation	Sep. 28, 2016
Place of Incorporation	Nan’an, China
Principal Activities	Producing and selling manipulator arms and accessories
% of Ownership	100.00%